Balance Sheets FEC Resources - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash (Note 6)	$ 113,998	$ 181,237
Receivables (Note 10(iii))	0	6,518
Prepaid expenses	8,156	7,463
Due from Forum Energy Limited (Note 8)	0	348,957
Total Current assets	122,154	544,175
Non-current assets
Due from Forum Energy Limited (Note 8)	224,400	0
Investment in Forum Energy Limited (Note 8)	1,835,111	1,835,111
Assets	2,181,665	2,379,286
Current liabilities
Trade and accrued payables	13,319	42,732
Total Current liablities	13,319	42,732
Shareholders Equity
Share capital (Note 9)	17,620,625	17,620,625
Contributed surplus (Note 9)	3,058,063	3,058,063
Deficit	(18,510,342)	(18,342,134)
Total stockholder equity	2,168,346	2,336,554
Total liabilities and stockholder equity	$ 2,181,665	$ 2,379,286